UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 431,762		$ 147,001		$ 854,907	$ 472,850	$ 618,777	$ 1,368,675
Loss from operations	431,762		147,001		854,907	472,850	618,777	1,368,675
OTHER INCOME
Change in fair value of derivative liability							190,208
Change in fair value of warrant liability	1,080,000		4,120,000			7,572,000	10,808,000	8,452,000
Interest income from Trust account							6,330	2,920,785
Interest income from checking account								2,135
Dividend income Trust Account	384,040		272,777		1,280,035	293,118
Interest income from checking account	537		110		1,286	125
Total other income	1,464,577		4,392,887		1,281,321	7,865,243	9,247,535	11,374,920
NET INCOME	$ 1,032,816	$ (606,402)	$ 4,245,886	$ 3,146,507	$ 426,414	$ 7,392,393	$ 8,628,758	$ 10,006,245
Class A common stock
OTHER INCOME
Weighted average shares outstanding, basic	4,888,616		20,000,000		4,888,616	20,000,000	9,879,518	20,000,000
Weighted average shares outstanding, diluted	4,888,616		20,000,000		4,888,616	20,000,000	9,879,518	20,000,000
Basic net (loss) income per share	$ 0.14		$ 0.17		$ 0.18	$ 0.30	$ 0.58	$ 0.43
Diluted net (loss) income per share	$ 0.14		$ 0.17		$ 0.18	$ 0.30	$ 0.58	$ 0.43
Class B common stock
OTHER INCOME
Weighted average shares outstanding, basic	5,000,000		5,000,000		5,000,000	5,000,000	5,000,000	5,000,000
Weighted average shares outstanding, diluted	5,000,000		5,000,000		5,000,000	5,000,000	5,000,000	5,000,000
Basic net (loss) income per share	$ 0.07		$ 0.16		$ (0.09)	$ 0.28	$ 0.58	$ 0.28
Diluted net (loss) income per share	$ 0.07		$ 0.16		$ (0.09)	$ 0.28	$ 0.58	$ 0.28